Finance Expense (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Finance Expense [Abstract]
Summary of Finance Expense

Finance expense are as follows:

	For the year ended December 31,
	2023	2022	2021
	(EUR thousand)
Interest on debts and borrowings	3,734	3,363	4,286
Financial discounts and other expenses	138	102	102
Interest on lease liabilities	581	573	585
Financial component IAS 19	268	118	28
Foreign currency exchange losses	23,408	19,136	10,172
Derivatives devaluation	3,086	5,966	3,211
Other fair value adjustments	202	582	424
Total finance expense	31,417	29,840	18,808